Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

17.         Intangible assets

The following is the movement of intangibles and their amortization and impairment for the years ended December 31, 2020 and 2019:

	Licenses and	Other
	software	intangibles	Total
Cost
Balance as of December 31, 2019	994,599	285,247	1,279,846
Acquisitions	43,817	46,265	90,082
Foreign currency translation	12,569	5,072	17,641
Effect of control loss in subsidiaries (Note 28)	(10,584)	—	(10,584)
Disposals	(5,430)	—	(5,430)
Adjustment on fair value for business combination (Note 12)	156	—	156
Transfers	30,892	64,174	95,066
Balance as of December 31, 2020	1,066,019	400,758	1,466,777
Accumulated amortization
Balance as of December 31, 2019	(692,217)	(104,531)	(796,748)
Amortization of the period	(93,907)	(23,429)	(117,336)
Recovery -losses for impairment (Note 18)	(176)	5	(171)
Disposals	5,558	11	5,569
Effect of control loss in subsidiaries (Note 28)	9,877	—	9,877
Foreign currency translation	(8,689)	(65)	(8,754)
Transfers	(2,116)	(2,055)	(4,171)
Balance as of December 31, 2020	(781,670)	(130,064)	(911,734)
Net balance as of December 31, 2019	302,382	180,716	483,098
Net balance as of December 31, 2020	284,349	270,694	555,043
Useful life	<5 years	<7 years

	Licenses and	Other
	software	intangibles	Total
Cost
Balance as of December 31, 2018	1,015,720	197,283	1,213,003
Acquisitions	48,064	120,225	168,289
Disposals	(114,187)	(1,041)	(115,228)
Foreign currency translation	3,477	(3,946)	(469)
Exchange differences capitalized	—	(14)	(14)
Transfers	41,525	(27,260)	14,265
Balance as of December 31, 2019	994,599	285,247	1,279,846
Accumulated amortization
Balance as of December 31, 2018	(712,329)	(89,927)	(802,256)
Amortization of the period	(88,044)	(14,982)	(103,026)
Reversal of impairment loss (Note 18)	53	2	55
Disposals	114,143	1,041	115,184
Foreign currency translation	(2,333)	(33)	(2,366)
Transfers/reclassifications	(3,707)	(632)	(4,339)
Balance as of December 31, 2019	(692,217)	(104,531)	(796,748)
Net balance as of December 31, 2018	303,391	107,356	410,747
Net balance as of December 31, 2019	302,382	180,716	483,098
Useful life	<5 years	<7 years